Financial instruments: valuation - Movement in Level 3 portfolios - Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trading assets
Movement in level 3 assets
Financial assets	£ 45,551	£ 45,577
Derivatives
Movement in level 3 assets
Financial assets	78,904	99,545
Recurring fair value measurement
Movement in level 3 assets
Financial assets at beginning of period	162,882
Financial assets at end of period	153,862	162,882
Recurring fair value measurement | Level 3
Movement in level 3 assets
Financial assets at beginning of period	2,333	2,052
Amounts recorded in the income statement	(243)	143
Amount recorded in the statement of comprehensive income	32	(20)
Level 3 transfers in	37	726
Level 3 transfers out	(227)	(337)
Purchases/Originations	463	814
Settlements/Other decreases	(164)	(115)
Sales	(254)	(958)
Foreign exchange and other adjustments	(16)	28
Financial assets at end of period	1,961	2,333
Amounts recorded in the income statement in respect of balances held at period end - unrealised		141
Recurring fair value measurement | Level 3 | Derivatives
Movement in level 3 assets
Financial assets at beginning of period	1,007	918
Amounts recorded in the income statement	(156)	126
Amount recorded in the statement of comprehensive income	0
Level 3 transfers in	6	193
Level 3 transfers out	(5)	(122)
Purchases/Originations	180	355
Settlements/Other decreases	(70)	(40)
Sales	(137)	(423)
Foreign exchange and other adjustments	(2)
Financial assets at end of period	823	1,007
Amounts recorded in the income statement in respect of balances held at period end - unrealised	67	126
Recurring fair value measurement | Level 3 | Other trading assets
Movement in level 3 assets
Financial assets at beginning of period	396	740
Amounts recorded in the income statement	(88)	31
Amount recorded in the statement of comprehensive income	0
Level 3 transfers in	15	1
Level 3 transfers out	(32)	(147)
Purchases/Originations	8	274
Settlements/Other decreases	(8)	(75)
Sales	(65)	(434)
Foreign exchange and other adjustments	(3)	6
Financial assets at end of period	223	396
Amounts recorded in the income statement in respect of balances held at period end - unrealised	(39)	31
Recurring fair value measurement | Level 3 | Other financial assets
Movement in level 3 assets
Financial assets at beginning of period	930	394
Amounts recorded in the income statement	1	(14)
Amount recorded in the statement of comprehensive income	32	(20)
Level 3 transfers in	16	532
Level 3 transfers out	(190)	(68)
Purchases/Originations	275	185
Settlements/Other decreases	(86)
Sales	(52)	(101)
Foreign exchange and other adjustments	(11)	22
Financial assets at end of period	915	930
Amounts recorded in the income statement in respect of balances held at period end - unrealised	1	£ (16)
Recurring fair value measurement | Level 3 | Financial liabilities, class [member]
Movement in level 3 assets
Amounts recorded in the income statement in respect of balances held at period end - unrealised	£ 29